Operating Segments Reconciliation of segment EBITDA to net income (Tables)	12 Months Ended
Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net (Loss) Income:

	MPM HOLDINGS INC.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Segment EBITDA:
Silicones	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(34)	(4)	(38)	(38)
Total	$194	$46	$192	$238

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$(15)	$(46)	$(114)	$(12)
Unrealized gains (losses) on pension and postretirement benefits	16	(15)	—	—
Restructuring and other costs	(32)	(5)	(20)	(21)
Reorganization items, net	(8)	(3)	1,972	—
Total adjustments	(39)	(69)	1,838	(33)
Interest expense, net	(79)	(15)	(162)	(394)
Income tax expense	(13)	—	(36)	(104)
Depreciation and amortization	(153)	(22)	(147)	(171)
Gain on extinguishment and exchange of debt	7	—	—	—
Net (loss) income	$(83)	$(60)	$1,685	$(464)